OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
OTHER CURRENT ASSETS
NOTE 2	-	OTHER CURRENT ASSETS

	US dollars
	December 31,
(in thousands)	2023	2022
Prepaid expenses (*)	35,869	30,187
Government institutions	3,206	5,831
Deferred contract costs (*)	10,751	8,962
Advances to suppliers	1,962	2,154
Employees	272	375
Others	664	647
	52,724	48,156

(*) See Note 1W